Capital Ratios	12 Months Ended
Dec. 31, 2017
Capital [Abstract]
Capital Ratios
Capital Ratios
Financial institution regulators have established guidelines for minimum capital ratios for banks, thrifts and bank holding companies. During the first quarter of 2015, Park adopted the Basel III regulatory capital framework as approved by the federal banking agencies. The adoption of this framework modified the calculation of the various capital ratios, added an additional ratio, common equity tier 1, and revised the adequately and well-capitalized thresholds under the prompt corrective action regulations applicable to PNB. Additionally, under this framework, in order to avoid limitations on capital distributions, including dividend payments, Park must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer is being phased in from 0.0% for 2015 to 2.50% by 2019. The capital conservation buffer was 1.25% for 2017 and 0.625% for 2016. The amounts shown below as the adequately capitalized ratio plus capital conservation buffer includes the fully phased-in 2.50% buffer. The Federal Reserve Board also adopted requirements Park must maintain to be deemed "well-capitalized" and to remain a financial holding company.

Each of PNB and Park met each of the well-capitalized ratio guidelines applicable to it at December 31, 2017. The following table indicates the capital ratios for PNB and Park at December 31, 2017 and 2016.

	As of December 31, 2017
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.36%	10.35%	10.35%	11.60%
Park National Corporation	9.44%	13.22%	12.94%	14.14%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

	As of December 31, 2016
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.34%	9.87%	9.87%	11.24%
Park National Corporation	9.56%	12.83%	12.55%	14.32%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well-Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2017
Total Risk-Based Capital (to risk-weighted assets)
PNB	$628,440	11.60%	$433,406	8.00%	$541,757	10.00%
Park	775,867	14.14%	438,981	8.00%	548,726	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$560,530	10.35%	$325,054	6.00%	$433,406	8.00%
Park	725,221	13.22%	329,235	6.00%	329,235	6.00%
Leverage Ratio (to average total assets)
PNB	$560,530	7.36%	$304,722	4.00%	$380,903	5.00%
Park	725,221	9.44%	307,441	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$560,530	10.35%	$243,791	4.50%	$352,142	6.50%
Park	710,221	12.94%	246,927	4.50%	N/A	N/A

At December 31, 2016
Total Risk-Based Capital (to risk-weighted assets)
PNB	$607,269	11.24%	$432,153	8.00%	$540,192	10.00%
Park	784,406	14.32%	438,231	8.00%	547,789	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$533,215	9.87%	$324,115	6.00%	$432,153	8.00%
Park	702,651	12.83%	328,673	6.00%	328,673	6.00%
Leverage Ratio (to average total assets)
PNB	$533,215	7.34%	$290,671	4.00%	$363,339	5.00%
Park	702,651	9.56%	293,916	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	533,215	9.87%	243,086	4.50%	351,125	6.50%
Park	687,651	12.55%	246,505	4.50%	N/A	N/A